SCHEDULE 2 - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (10-K)	12 Months Ended
Dec. 31, 2010
SCHEDULE 2 - CONDENSED FINANCIAL INFORMATION OF REGISTRANT [Abstract]
SCHEDULE 2 - CONDENSED FINANCIAL INFORMATION OF REGISTRANT

Schedule II

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

NOTES TO CONDENSED FINANCIAL INFORMATION

(a)                   The condensed financial information should be read in conjunction with the consolidated financial statements and notes of UTG, Inc. and Consolidated Subsidiaries.

UTG, INC.

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

PARENT ONLY BALANCE SHEETS

As of December 31, 2010 and 2009

Schedule II

	2010	2009

ASSETS

Investment in affiliates	$58,421,342	$50,475,591
Cash and cash equivalents	(44,270)	292,821
F.I.T. Recoverable	3,851	133
Accrued interest income	34,601	89,629
Note receivable from affiliate	2,682,849	3,259,084
Other assets	24,864	30,643
Total assets	$61,123,237	$54,147,901

LIABILITIES AND SHAREHOLDERS’ EQUITY

Liabilities:
Notes payable	$7,181,411	$10,491,762
Payable to affiliate (net)	13,946	98,503
Deferred income taxes	2,232,102	2,134,330
Other liabilities	244,538	576,494
Total liabilities	9,671,997	13,301,089

Shareholders’ equity:
Common stock, net of treasury shares	3,848	3,885
Additional paid-in capital, net of treasury	41,432,636	41,782,274
Retained earnings (accumulated deficit)	6,335,072	(1,261,503)
Accumulated other comprehensive income of affiliates	3,679,684	322,156
Total shareholders’ equity	51,451,240	40,846,812
Total liabilities and shareholders’ equity	$61,123,237	$54,147,901

UTG, INC.

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

PARENT ONLY STATEMENTS OF OPERATIONS

Two Years Ended December 31, 2010

Schedule II

	2010	2009

Revenues:

Management fees from affiliates	$6,927,158	$6,961,100
Interest income	66,721	169,909
Other income	99,708	105,462
	7,093,587	7,236,471

Expenses:

Interest expense	202,477	287,969
Operating expenses	6,475,837	6,587,334
	6,678,314	6,875,303

Operating income	415,273	361,168

Income tax expense	(131,921)	(126,349)
Equity in income (loss) of subsidiaries	7,313,223	(4,525,066)
Net income (loss)	$7,596,575	$(4,290,247)

Basic income (loss) per share	$1.97	$(1.12)

Diluted income (loss) per share	$1.97	$(1.12)

Basic weighted average shares outstanding	3,848,079	3,843,113

Diluted weighted average shares outstanding	3,848,079	3,843,113

UTG, INC.

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

PARENT ONLY STATEMENTS OF CASH FLOWS

Two Years Ended December 31, 2010

Schedule II

	2009	2009

Increase (decrease) in cash and cash equivalents
Cash flows from operating activities:
Net income (loss)	$7,596,575	$(4,290,247)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in (income) loss of subsidiaries	(7,313,223)	4,525,066
Depreciation	0	33,383
Change in FIT recoverable	(3,718)	25,820
Change in accrued interest income	55,028	(89,629)
Change in indebtedness (to) from affiliates, net	(84,557)	(275,397)
Change in deferred income taxes	97,772	28,667
Change in other assets and liabilities	(326,177)	(83,940)
Net cash provided by (used by) operating activities	21,700	(126,277)

Cash flows from financing activities:
Purchase of treasury stock	(349,675)	(160,904)
Issuance of common stock	0	0
Issuance of note receivable	0	0
Proceeds from repayment of note receivable	576,235	0
Proceeds from subsidiary for acquisition	0	0
Purchase of subsidiary	0	0
Proceeds from notes payable	290,000	0
Payments on notes payable	(3,600,351)	(2,692)
Capital contribution to subsidiary	0	0
Dividend received from subsidiary	2,725,000	0
Net cash (used in) financing activities	(358,791)	(163,596)

Net increase (decrease) in cash and cash equivalents	(337,091)	(289,873)
Cash and cash equivalents at beginning of year	292,821	582,694
Cash and cash equivalents at end of year	$(44,270)	$292,821